REVENUE RECOGNITION - Narrative (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2024 USD ($) customer	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Capitalized contract cost, impairment loss	$ (1,400)
Amount reclassified to accounts receivable from contract asset	14,400	$ 16,300
Contract assets recognized in current period	7,400	10,300
Contract assets, net		2,100
Accounts receivable, net	113,260	113,201
Current period revenue recognized from beginning balance of contract liabilities	$ 76,600	61,300
Governments outside the United States
Disaggregation of Revenue [Line Items]
Number of customers outside the United States | customer	2
Accounts receivable, net	$ 42,600	54,200
Sales Commission
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	12,600	9,700
Capitalized contract cost, amortization	15,600	13,300	$ 24,400
Sales Commission | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	10,100	7,400
Sales Commission | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,600	2,300
Costs to Fulfill
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	1,800	2,500
Capitalized contract cost, amortization	2,300	3,900	$ 7,800
Costs to Fulfill | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	1,500	2,400
Costs to Fulfill | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	$ 400	$ 100
Minimum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	1 year
Maximum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	3 years